Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trading Loss from Futures and Forwards Trading
Net realized gain (loss)	$ (6,587,850)	$ 1,328,808
Net change in unrealized loss	(178,582)	(1,928,084)
Brokerage commissions and trading expenses	(207,526)	(165,431)
Net loss from futures and forwards trading	(6,973,958)	(764,707)
Net Investment Loss
Interest income	618,426	519,067
Net realized and change in unrealized loss on securities and certificates of deposit	(22,383)	(657,515)
Total income (loss)	596,043	(138,448)
Expenses
Trading Advisor management fees	859,607	1,071,424
Trading Advisor incentive fees	73,650	1,165,512
Cash Manager fees	45,503	43,765
General Partner fee	912,982	846,396
Selling Agent fees - General Partner	449,067	423,469
Broker dealer custodial fee - General Partner	62,524	75,682
Broker dealer custodial fee - General Partner	43,682	41,818
Administrative expenses - General Partner	791,912	848,371
Offering expenses - General Partner	537,508	782,473
Total expenses	3,776,435	5,298,910
Administrative and offering expenses waived	(292,441)	(576,765)
Net total expenses	3,483,994	4,722,145
Net investment loss	(2,887,951)	(4,860,593)
Net Loss	(9,861,909)	(5,625,300)
Series A [Member]
Expenses
Net Loss	(3,800,935)	(2,243,265)
Decrease in net asset value per unit for the year	$ (14.12)	$ (9.31)
Net loss per unit (based on weighted average number of units outstanding during the year)	(14.21)	(10.21)
Weighted average number of Units outstanding	267,442.0107	219,638.5625
Series B [Member]
Expenses
Net Loss	(1,860,635)	(1,222,177)
Decrease in net asset value per unit for the year	$ (14.42)	$ (8.62)
Net loss per unit (based on weighted average number of units outstanding during the year)	(14.43)	(9)
Weighted average number of Units outstanding	128,975.79	135,842.83
Series C [Member]
Expenses
Net Loss	(204,144)	0
Decrease in net asset value per unit for the year	$ (8.89)	$ 0
Net loss per unit (based on weighted average number of units outstanding during the year)	(9.50)	0
Weighted average number of Units outstanding	21,493.94	0
Series I [Member]
Expenses
Net Loss	(3,902,393)	(2,126,756)
Decrease in net asset value per unit for the year	$ (16.14)	$ (9.28)
Net loss per unit (based on weighted average number of units outstanding during the year)	(16.46)	(9.89)
Weighted average number of Units outstanding	237,093.95	215,115.49
General Partner [Member]
Expenses
Net Loss	$ (93,802)	$ (33,102)
Decrease in net asset value per unit for the year	$ (14.85)	$ (7.08)
Net loss per unit (based on weighted average number of units outstanding during the year)	(14.14)	(6.3)
Weighted average number of Units outstanding	6,634.37	5,256.27